Contract Liabilities	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Contract Liabilities
Contract Liabilities

11 – Contract Liabilities

(DKK million)	2024	2023

Contract liabilities at January 1	513	513
Customer payment received	-	-
Revenue recognized during the year	(9)	-

Total at December 31	504	513

Non-current contract liabilities	480	480
Current contract liabilities	24	33

Total at December 31	504	513

Refer to Note 3.7 in the consolidated financial statements for additional information regarding contract liabilities of the Group.